Comprehensive Income	12 Months Ended
Dec. 31, 2011
Comprehensive Income [Abstract]
Comprehensive Income

Note 18 COMPREHENSIVE INCOME

The following table presents the components of the Company's other comprehensive income (loss) for the years ended December 31, 2011, 2010 and 2009 (dollars in thousands):

For the year ended December 31, 2011:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$(28,779)	$121	$(28,658)
Foreign currency swap	4,858	(1,700)	3,158
Net foreign currency translation adjustments	(23,921)	(1,579)	(25,500)
Unrealized gains on investments:(1)
Unrealized net holding gains arising during the year	1,118,586	(302,134)	816,452
Less: Reclassification adjustment for net gains realized in net income	72,841	(25,494)	47,347
Net unrealized gains	1,045,745	(276,640)	769,105
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(1,901)	665	(1,236)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	460	(185)	275
Net loss arising during the period	(25,441)	8,766	(16,675)
Unrealized pension and postretirement benefits, net	(24,981)	8,581	(16,400)
Other comprehensive income	$994,942	$(268,973)	$725,969

For the year ended December 31, 2010:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$72,989	$5,177	$78,166
Foreign currency swap	(41,302)	14,456	(26,846)
Net foreign currency translation adjustments	31,687	19,633	51,320
Unrealized gains on investments:
Unrealized net holding gains arising during the year	849,226	(279,620)	569,606
Less: Reclassification adjustment for net gains realized in net income	41,069	(14,374)	26,695
Net unrealized gains	808,157	(265,246)	542,911
Change in unrealized other-than-temporary impairments on fixed
maturity securities	6,279	(2,198)	4,081
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(321)	108	(213)
Net gain arising during the period	2,798	(1,019)	1,779
Unrealized pension and postretirement benefits, net	2,477	(911)	1,566
Other comprehensive income	$848,600	$(248,722)	$599,878

For the year ended December 31, 2009:
	Before-Tax Amount	Tax (Expense) Benefit	After-Tax Amount
Foreign currency translation adjustments:
Change arising during year	$187,195	$(3,972)	$183,223
Foreign currency swap	(8,102)	2,836	(5,266)
Net foreign currency translation adjustments	179,093	(1,136)	177,957
Unrealized gains (losses) on investments:
Unrealized net holding gains arising during the year	949,091	(331,182)	617,909
Less: Reclassification adjustment for net losses realized in net income	(84,348)	29,522	(54,826)
Net unrealized gains	1,033,439	(360,704)	672,735
Change in unrealized other-than-temporary impairments on fixed
maturity securities	(16,045)	5,616	(10,429)
Unrealized pension and postretirement benefits:
Net prior service cost arising during the year	(422)	141	(281)
Net loss arising during the period	(1,800)	613	(1,187)
Unrealized pension and postretirement benefits, net	(2,222)	754	(1,468)
Other comprehensive income	$1,194,265	$(355,470)	$838,795

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

A summary of the components of net unrealized appreciation (depreciation) of balances carried at fair value is as follows (dollars in thousands):

For the years ended December 31,	2011	2010	2009
Change in net unrealized appreciation (depreciation) on:
Fixed maturity securities available-for-sale	$1,058,505	$813,174	$1,004,303
Other investments(1)	(7,213)	16,933	58,930
Effect on unrealized appreciation on:
Deferred policy acquisition costs	(7,448)	(15,671)	(45,839)
Net unrealized appreciation	$1,043,844	$814,436	$1,017,394

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.

The balance of and changes in each component of AOCI were as follows (dollars in thousands):

	Accumulated	Unrealized		Accumulated
	Currency	Appreciation	Pension and	Other
	Translation	(Depreciation)	Postretirement	Comprehensive
	Adjustments	of Investments	Benefits	Income (Loss)
For the year ended December 31, 2011
Balance, beginning of year	$255,295	$651,449	$(14,560)	$892,184
Change in foreign currency translation adjustments	(25,500)	--	--	(25,500)
Unrealized gain on investments(1)	--	769,105	--	769,105
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(1,236)	--	(1,236)
Changes in pension and other postretirement
plan adjustments	--	--	(16,400)	(16,400)
Balance, end of year	$229,795	$1,419,318	$(30,960)	$1,618,153

For the year ended December 31, 2010
Balance, beginning of year	$203,975	$104,457	$(16,126)	$292,306
Change in foreign currency translation adjustments	51,320	--	--	51,320
Unrealized gain on investments	--	542,911	--	542,911
Change in other-than-temporary impairment losses
on fixed maturity securities	--	4,081	--	4,081
Changes in pension and other postretirement
plan adjustments	--	--	1,566	1,566
Balance, end of year	$255,295	$651,449	$(14,560)	$892,184

For the year ended December 31, 2009
Balance, beginning of year	$26,018	$(553,407)	$(14,658)	$(542,047)
Change in foreign currency translation adjustments	177,957	--	--	177,957
Unrealized gain on investments	--	672,735	--	672,735
Change in other-than-temporary impairment losses
on fixed maturity securities	--	(10,429)	--	(10,429)
Cumulative effect of accounting change	--	(4,442)	--	(4,442)
Changes in pension and other postretirement
plan adjustments	--	--	(1,468)	(1,468)
Balance, end of year	$203,975	$104,457	$(16,126)	$292,306

(1)	Includes cash flow hedges. See Note 5 - "Derivative Instruments" for additional information on cash flow hedges.